UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     October 16, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $106,875 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            COM              01903Q108      429    14200 SH       SOLE                    14200        0        0
AMERICAN INTL GROUP INC        COM              026874107     3966    59862 SH       SOLE                    59862        0        0
AMGEN INC                      COM              031162100     4208    58828 SH       SOLE                    58828        0        0
APPLE COMPUTER INC             COM              037833100     3014    39155 SH       SOLE                    39155        0        0
BROADCOM CORP                  CL A             111320107     3600   118657 SH       SOLE                   118657        0        0
CHEESECAKE FACTORY INC         COM              163072101     4335   159433 SH       SOLE                   159433        0        0
CISCO SYS INC                  COM              17275R102     4068   177045 SH       SOLE                   177045        0        0
CITIGROUP INC                  COM              172967101     3600    72483 SH       SOLE                    72483        0        0
COLGATE PALMOLIVE CO           COM              194162103     3704    59640 SH       SOLE                    59640        0        0
CONSTELLATION BRANDS INC       CL A             21036P108      786    27300 SH       SOLE                    27300        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1236   517022 SH       SOLE                   517022        0        0
ENDEAVOUR INTL CORP            COM              29259g101     1875   699650 SH       SOLE                   699650        0        0
FAMOUS DAVES AMER INC          COM              307068106     4532   298166 SH       SOLE                   298166        0        0
GENERAL ELECTRIC CO            COM              369604103     4133   117075 SH       SOLE                   117075        0        0
INDIA FD INC                   COM              454089103     4877   110466 SH       SOLE                   110466        0        0
ISHARES TR                     DJ US ENERGY     464287796      209     2250 SH       SOLE                     2250        0        0
JABIL CIRCUIT INC              COM              466313103     2432    85125 SH       SOLE                    85125        0        0
JOHNSON & JOHNSON              COM              478160104     4530    69760 SH       SOLE                    69760        0        0
KONA GRILL INC                 COM              50047h201     3716   247845 SH       SOLE                   247845        0        0
LEGG MASON INC                 COM              524901105     3349    33200 SH       SOLE                    33200        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3268   105000 SH       SOLE                   105000        0        0
MATHSTAR INC                   COM              576801203     2750   625084 SH       SOLE                   625084        0        0
MATHSTAR INC                   COM              576801203      287    65271 SH       SOLE                    65271        0        0
MEDTRONIC INC                  COM              585055106     3265    70305 SH       SOLE                    70305        0        0
PEPSICO INC                    COM              713448108     3510    53780 SH       SOLE                    53780        0        0
PROCTER & GAMBLE CO            COM              742718109     3750    60497 SH       SOLE                    60497        0        0
QUALCOMM INC                   COM              747525103     1974    54305 SH       SOLE                    54305        0        0
SOUTHWEST AIRLS CO             COM              844741108     3457   207475 SH       SOLE                   207475        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     2055    79550 SH       SOLE                    79550        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4512   206005 SH       SOLE                   206005        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3467   101700 SH       SOLE                   101700        0        0
TURKISH INVT FD INC            COM              900145103     2615   160035 SH       SOLE                   160035        0        0
VERIFONE HLDGS INC             COM              92342Y109     4057   142114 SH       SOLE                   142114        0        0
VISION-SCIENCES INC DEL        COM              927912105     1076   834235 SH       SOLE                   834235        0        0
VITAL IMAGES INC               COM              92846N104     4233   134025 SH       SOLE                   134025        0        0